UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  June 30, 2006

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	August 14, 2006

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  52
Form 13F Information Table Value Total:  109501

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1588	24877	SH		SOLE		4980		19897
AIG		COM	026874107	1628	27578	SH		SOLE		5300		22278
Altira	 	COM	02209S103	339	4620	SH		SOLE		0		4620
American Pwr	COM	029066107	2123	108932	SH		SOLE		22708		86224
AT&T Inc. 	COM	001957505	3396	121779	SH		SOLE		25790		95989
BP PLC	   SPON ADR	055622104	547	7853	SH		SOLE		0		7853
Bank of NY	COM	064057102	3078	95583	SH		SOLE		19115		76468
Bristol Myers 	COM	110122108	5119	197949	SH		SOLE		38305		159644
Caterpillar	COM	149123101	298	4000	SH		SOLE		0		4000
Coca Cola 	COM	191216100	3166	73597	SH		SOLE		13530		60067
Deere		COM	244199105	480	5750	SH		SOLE		0		5750
Dow Jones 	COM	260561105	1294	36960	SH		SOLE		7170		29790
Eastman Kodak 	COM	264399106	1959	82381	SH		SOLE		23481		58900
Eli Lilly 	COM	277461109	2514	45481	SH		SOLE		8890		36591
Exxon Mobil	COM	30231G102	732	11926	SH		SOLE		0		11926
Fed. Nat'l Mtg	COM	313586109	973	20223	SH		SOLE		3640		16583
Fifth Third Banc COM	316773100	1422	38475	SH		SOLE		7817		30658
Ford Mtr PFD TR CV6.5%  345395206	1777	63932	SH		SOLE		0		63932
Fortune Bnd	COM	349631101	304	4285	SH		SOLE		0		4285
GB & T		COM	361462104	418	19230	SH		SOLE		0		19230
Gallaher	COM	363595109	263	4200	SH		SOLE		0		4200
GE	 	COM	369604103	5836	177065	SH		SOLE		25690		151375
Hewlett Pkd	COM	428236103	1695	53502	SH		SOLE		10955		42547
Home Depot 	COM	437076102	2881	80491	SH		SOLE		15452		65039
IBM		COM	459044103	2207	28725	SH		SOLE		3810		24915
Intel Corp 	COM	458140100	3542	186397	SH		SOLE		39400		146997
Janus 		COM	47102X105	1798	100435	SH		SOLE		20460		79975
Johnson&Johnson	COM	478160104	336	5601	SH		SOLE		0		5601
Marsh&Mclennan 	COM	571748102	2193	81569	SH		SOLE		16655		64914
McDonalds Corp 	COM	580135101	1948	57976	SH		SOLE		11369		46607
Merck & Co 	COM	589331107	5036	138246	SH		SOLE		28035		110211
Microsoft Corp 	COM	594918104	2693	115577	SH		SOLE		22430		93147
New York Times	CL A	650111107	1349	54989	SH		SOLE		10860		44129
Nokia Corp	COM	654902204	5346	263893	SH		SOLE		49590		214303
Northern Trust 	COM	665859104	3850	69612	SH		SOLE		14145		55467
Pfizer Inc	COM	717081103	4235	180439	SH		SOLE		34784		145655
Pitney Bowes	COM	724479100	1473	35682	SH		SOLE		6865		28817
Regions Fin	COM	7591EP100	650	19635	SH		SOLE		0		19635
Schering-Plough COM	806605101	3879	203841	SH		SOLE		40540		163301
Southwest Air	COM	844741108	2828	172751	SH		SOLE		34700		138051
SunTrust Bank	COM	867892101	839	11000	SH		SOLE		0		11000
Sysco Corp	COM	871829107	1442	47170	SH		SOLE		9200		37970
Wachovia Corp 	COM	929903102	1034	19114	SH		SOLE		0		19114
Walt Disney 	COM	254687106	1596	53185	SH		SOLE		10150		43035
Waste Mgmt	COM	94106L109	1551	43216	SH		SOLE		8485		34731
Xerox	 	COM	984121103	1881	135204	SH		SOLE		28339		106865
XL Capital	COM	G98255105	1090	17785	SH		SOLE		3450		14335
Zimmer Holding	COM	98956P102	1040	18331	SH		SOLE		3575		14756
IShares TR	GS Corp	464287242	3185	30780	SH		SOLE		0		30780
IShares TR	Lehman AGG 464287226	6879	70595	SH		SOLE		0		70595
IShares TR	1-3 Yr	464287457	1068	13405	SH		SOLE		0		13405
IShares TR	7-10 Yr	464287440	705	8780	SH		SOLE		0		8780